Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Disclosure Of Analysis Of Other Comprehensive Income By Item Abstract [Abstract]
Disclosure Of Analysis Of Other Comprehensive Income By Item Explanatory

35. Accumulated Other Comprehensive Income

Details of accumulated other comprehensive income for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(133,876)	￦	16,914	￦	—	￦	(4,093)	￦	(121,055)
Exchange differences on translating foreign operations		32,990		31,486		—		(11,338)		53,138
Change in value of available-for-sale financial assets		653,130		30,877		(103,141)		20,754		601,620
Change in value of held-to-maturity financial assets		2,731		(1,448)		6,350		(1,186)		6,447
Shares of other comprehensive income of associates		(89,081)		(7,209)		—		116		(96,174)
Cash flow hedges		(10,173)		16,238		(10,717)		(1,423)		(6,075)
Hedges of a net investment in a foreign operation		(25,477)		(9,360)		—		2,265		(32,572)

Total	￦	430,244	￦	77,498	￦	(107,508)	￦	5,095	￦	405,329

	2017
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Tax effect		Replaced by retained earnings		Replaced by assets held for sale		Replaced by disposal group held for sale		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(121,055)	￦	29,925	￦	—	￦	(7,240)	￦	—	￦	—	￦	1,985	￦	(96,385)
Exchange differences on translating foreign operations		53,138		(135,401)		—		25,674		—		—		—		(56,589)
Change in the fair value of available-for-sale financial assets		601,620		200,700		(22,357)		(84,781)		—		—		(861)		694,321
Change in value of held-to-maturity financial assets		6,447		(2,868)		132		(3,789)		—		—		—		(78)
Shares of other comprehensive income of associates and joint ventures		(96,174)		2,288		10,135		20,975		(3,492)		67,337		—		1,069
Cash flow hedges		(6,075)		(100,816)		126,239		(4,368)		—		—		—		14,980
Hedges of net investments in foreign operations		(32,572)		34,800		—		(8,186)		—		—		—		(5,958)
Other comprehensive income of separate account		—		(97,001)		78,480		4,829		—		—		—		(13,692)
Other comprehensive income of disposal group held for sale		—		—		(861)		—		1,985		—		(1,124)		—
Other comprehensive income of assets held for sale		—		—		88,835		(21,498)		—		(67,337)		—		—

	￦	405,329	￦	(68,373)	￦	280,603	￦	(78,384)	￦	(1,507)	￦	—	￦	—	￦	537,668